Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated all other subsequent events through May 14, 2014, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.

17. Subsequent Events

The Company has evaluated all other subsequent events through March 31, 2014, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.